Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
named executive officers
(“Non-PEO
NEOs”) and Company performance for the fiscal years listed below.

Year	Summary Compensation Table Total for Prahlad R. Singh¹ ($)	Compensation Actually Paid to Prahlad R. Singh 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment Based On: 4		Net Income ($ Millions)	Average Non-COVID Organic Revenue Growth
					TSR ($)	Peer Group TSR ($)

2025	13,809,549	5,799,936	3,944,143	2,320,920	68.20	105.15	241	1.9%

2024	11,926,615	11,462,997	2,853,563	2,874,292	78.72	100.04	270	4.1%

2023	9,130,624	3,649,837	2,216,350	1,319,296	76.63	103.66	693	9.1%

2022	10,576,998	1,806,595	2,074,392	(698,239)	98.08	106.95	569	6.2%

2021	9,661,006	22,364,293	2,401,828	5,469,748	140.37	138.73	943	4.8%

1.	Prahlad R. Singh was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025

James M. Mock	James M. Mock	Maxwell Krakowiak	Maxwell Krakowiak	Maxwell Krakowiak

Joel S. Goldberg	Joel S. Goldberg	Joel S. Goldberg	Joel S. Goldberg	Joel S. Goldberg

Daniel R. Tereau	Daniel R. Tereau	Tajinder S. Vohra	Tajinder S. Vohra	Miriame Victor

Tajinder S. Vohra	Tajinder S. Vohra	Miriame Victor	Miriame Victor	Tajinder S. Vohra

Maxwell Krakowiak

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid for 2025 reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Prahlad R. Singh ($)	Exclusion of Stock Awards and Option Awards for Prahlad R. Singh ($)	Inclusion of Equity Values for Prahlad R. Singh ($)	Compensation Actually Paid to Prahlad R. Singh ($)

2025	13,809,549	(10,254,137)	2,244,524	5,799,936

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	3,944,143	(2,820,390)	1,197,167	2,320,920

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Prahlad R. Singh ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Prahlad R. Singh ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Prahlad R. Singh ($)	Total -Inclusion of Equity Values for Prahlad R. Singh ($)

2025	7,500,182	(5,462,311)	206,653	2,244,524

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	2,282,894	(1,094,425)	8,698	1,197,167

4.
The Peer Group TSR set forth in this table utilizes the S&P 500 Life Sciences Tools & Services Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the fiscal year ended December 28, 2025. The comparison assumes $100 was invested for the period starting January 3, 2021, through the end of the listed year in the Company and in the S&P 500 Life Sciences Tools & Services Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined average
Non-COVID
Organic Revenue Growth to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2025. Average
Non-COVID
Organic Revenue Growth is a
non-GAAP
financial measure and is calculated using revenue reported in our audited financial statements, adjusted as described in the “Determining Executive Pay” section of the Compensation Discussion and Analysis.

Company Selected Measure Name	Average Non-COVID Organic Revenue Growth
Named Executive Officers, Footnote
1.	Prahlad R. Singh was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025

James M. Mock	James M. Mock	Maxwell Krakowiak	Maxwell Krakowiak	Maxwell Krakowiak

Joel S. Goldberg	Joel S. Goldberg	Joel S. Goldberg	Joel S. Goldberg	Joel S. Goldberg

Daniel R. Tereau	Daniel R. Tereau	Tajinder S. Vohra	Tajinder S. Vohra	Miriame Victor

Tajinder S. Vohra	Tajinder S. Vohra	Miriame Victor	Miriame Victor	Tajinder S. Vohra

Maxwell Krakowiak

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 500 Life Sciences Tools & Services Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the fiscal year ended December 28, 2025. The comparison assumes $100 was invested for the period starting January 3, 2021, through the end of the listed year in the Company and in the S&P 500 Life Sciences Tools & Services Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 13,809,549	$ 11,926,615	$ 9,130,624	$ 10,576,998	$ 9,661,006
PEO Actually Paid Compensation Amount	$ 5,799,936	11,462,997	3,649,837	1,806,595	22,364,293
Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid for 2025 reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Prahlad R. Singh ($)	Exclusion of Stock Awards and Option Awards for Prahlad R. Singh ($)	Inclusion of Equity Values for Prahlad R. Singh ($)	Compensation Actually Paid to Prahlad R. Singh ($)

2025	13,809,549	(10,254,137)	2,244,524	5,799,936

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	3,944,143	(2,820,390)	1,197,167	2,320,920

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Prahlad R. Singh ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Prahlad R. Singh ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Prahlad R. Singh ($)	Total -Inclusion of Equity Values for Prahlad R. Singh ($)

2025	7,500,182	(5,462,311)	206,653	2,244,524

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	2,282,894	(1,094,425)	8,698	1,197,167

Non-PEO NEO Average Total Compensation Amount	$ 3,944,143	2,853,563	2,216,350	2,074,392	2,401,828
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,320,920	2,874,292	1,319,296	(698,239)	5,469,748
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid for 2025 reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Prahlad R. Singh ($)	Exclusion of Stock Awards and Option Awards for Prahlad R. Singh ($)	Inclusion of Equity Values for Prahlad R. Singh ($)	Compensation Actually Paid to Prahlad R. Singh ($)

2025	13,809,549	(10,254,137)	2,244,524	5,799,936

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	3,944,143	(2,820,390)	1,197,167	2,320,920

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Prahlad R. Singh ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Prahlad R. Singh ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Prahlad R. Singh ($)	Total -Inclusion of Equity Values for Prahlad R. Singh ($)

2025	7,500,182	(5,462,311)	206,653	2,244,524

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	2,282,894	(1,094,425)	8,698	1,197,167

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years and the TSR of the S&P 500 Life Sciences Tools & Services Industry Index over the same period.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Other NEO Compensation Actually Paid
and
Adjusted Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other
Non-PEO
NEOs, and our Adjusted Revenue during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years and the TSR of the S&P 500 Life Sciences Tools & Services Industry Index over the same period.

Tabular List, Table
Tabular List of Most
Important
Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other
Non-PEO
NEOs for 2025 to Company performance. The measures in this table are not ranked.

Average Non-COVID Organic Revenue Growth

Adjusted Operating Margin Expansion

Organic Revenue Growth

Adjusted EPS

Free Cash Flow Conversion

Total Shareholder Return Amount	$ 68.2	78.72	76.63	98.08	140.37
Peer Group Total Shareholder Return Amount	105.15	100.04	103.66	106.95	138.73
Net Income (Loss)	$ 241,000,000	$ 270,000,000	$ 693,000,000	$ 569,000,000	$ 943,000,000
Company Selected Measure Amount	1.9	4.1	9.1	6.2	4.8
PEO Name	Prahlad R. Singh
Measure:: 1
Pay vs Performance Disclosure
Name	Average Non-COVID Organic Revenue Growth
Non-GAAP Measure Description	We determined average
Non-COVID
Organic Revenue Growth to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2025. Average
Non-COVID
Organic Revenue Growth is a
non-GAAP
	financial measure and is calculated using revenue reported in our audited financial statements, adjusted as described in the “Determining Executive Pay” section of the Compensation Discussion and Analysis.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Margin Expansion
Measure:: 3
Pay vs Performance Disclosure
Name	Organic Revenue Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 5
Pay vs Performance Disclosure
Name	Free Cash Flow Conversion
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,244,524
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,500,182
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,462,311)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	206,653
PEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,254,137)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,197,167
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,282,894
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,094,425)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,698
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,820,390)